Short-Term Investments	6 Months Ended
Sep. 30, 2017
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

6 — SHORT-TERM INVESTMENTS

The amortized cost and fair value of investment securities held-to-maturity as follows:

	Investment Securities Held-to-Maturity			Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	fair value
At September 30, 2017
Corporate debt securities	$1,997,792	$—	$—	$1,997,792
Other debt securities	—	—	—	—
	$1,997,792	$—	$—	$1,997,792
At March 31, 2017
Corporate debt securities	$—	$—	$—	$—
Other debt securities	—	—	—	—
	$—	$—	$—	$—

The Company’s investment securities held-to-maturity approximate fair value due to their short-term nature with maturity range from thirty days to a year.

The amortized cost and fair value of investment securities, by maturity, for held-to-maturity investment securities as follows:

	September 30, 2017	March 31, 2017
Due in one year or less	$1,997,792	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$1,997,792	$—

The maturities of the investments are based on final contractual maturity date.

The Company continually performs assessments to determine whether unrealized losses in its investment securities portfolio are temporary or other-than-temporary by carefully considering all reasonably available information. The Company considers factors such as financial statements, credit ratings, news releases and other pertinent information of the underlying issuer or company to make its determination. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value and the amount of write-down is included as a realized loss in earnings.

The Company evaluate the investments in accordance to ASC 320-10-35. Impairment charges in connection with the investments were $0 and $0 for the six-months period ended September 30, 2017 and 2016, respectively.

At September 30, 2017, the Company did not have the intent to sell any of its impaired investment securities and believed that it was more-likely-than-not that the Company will not have to sell any such investment securities before a full recovery of amortized cost. Accordingly, at September 30, 2017, the Company believed the impairments in its investment securities portfolio were temporary in nature. However, there is no assurance that impairments may not occur in the future.

The Company received all the held-to-maturity investments principal and interest income subsequently.